General	6 Months Ended
Jun. 30, 2012
General
1.	General:

Seaspan Corporation (the Company) was incorporated on May 3, 2005 in the Marshall Islands and owns and operates containerships pursuant to primarily long-term, fixed-rate time charters to major container liner companies.

The accompanying financial information is unaudited and reflects all adjustments, consisting solely of normal recurring adjustments, which, in the opinion of management, are necessary for a fair presentation of results for the interim periods presented. They do not include all disclosures required under United States generally accepted accounting principles for annual financial statements. These unaudited interim consolidated financial statements should be read in conjunction with the December 31, 2011 consolidated financial statements filed with the Securities and Exchange Commission in the Company’s Annual Report on Form 20-F.